Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
Fair Value Measurement

20.Fair Value Measurement

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and software, equity investments, intangible assets and goodwill at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.